POLARIS GLOBAL VALUE FUND LOGO

                                 ANNUAL REPORT
                                  May 31, 2000

                                 [POLARIS LOGO]

                               TABLE OF CONTENTS

                                                              Page
                                                              ----
A Message to Our Shareholders...............................    1
Performance Chart and Analysis..............................    3
Schedule of Investments.....................................    4
Statement of Assets and Liabilities.........................    5
Statement of Operations.....................................    6
Statement of Changes in Net Assets..........................    7
Financial Highlights........................................    8
Notes to Financial Statements...............................    9
Independent Auditors' Report................................   13

POLARIS GLOBAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
MAY 31, 2000
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

As you will see in this annual report for the Polaris Global Value Fund for the fiscal year June 1, 1999 through May 31, 2000, the Fund's performance for the most recent three months of the fiscal year has improved and exceeded its benchmark. The fiscal year performance also included two quarters during which the Fund exceeded benchmark returns and two quarters during which the Fund under-performed benchmark returns. The following table summarizes these results.*

                                                                     FISCAL YEAR 2000
                                                       ---------------------------------------------
                   QUARTER ENDING                      POLARIS GLOBAL VALUE FUND    MSCI WORLD INDEX
                   --------------                      -------------------------    ----------------
August 31, 1999......................................             8.94%                   4.12%
November 30, 1999....................................            -2.88%                   7.07%
February 29, 2000....................................            -4.19%                   2.14%
May 31, 2000.........................................             2.96%                  -0.24%
Fiscal year ending May 31, 2000......................             4.37%                  13.60%

The last twelve months have been challenging for the Fund, with performance affected by several crosscurrents. On the positive side, the Fund achieved strong gains in U.S., Japanese, and Dutch telecommunication and technology investments. In addition, other investments in Japan, a Spanish utility, a Finnish elevator maker, a luxury goods company, and our Hong Kong and South African holdings performed well. Performance, however, was held back as a result of our strategy to steadfastly adhere to investments considered very undervalued, such as U.S. financial institutions and medium sized European companies. These investments were flat or down and held back performance as investors pulled money from these stocks to invest in aggressive growth companies worldwide, especially in the U.S. It would not have been consistent with the Fund's strong commitment to its global value investment strategy to abandon these good investments and follow the trend into highly speculative investments, many of which have since fallen precipitously.

During the middle two quarters of the fiscal year financial markets were dominated by these market conditions, which also influenced our benchmark index. Consequently, it is not surprising that the Polaris value strategy lagged during these quarters. During the last quarter of the fiscal year however, markets returned to more rational analysis of stock valuations based on fundamental earnings and cash flow. Absolute and relative performance responded positively to these changes despite recent market declines. In recent months portfolio strategy shifted modestly from small to large companies and from cyclical industrial businesses toward technology related companies.

The Fund's fiscal year ending May 31 was chosen to make first year reporting consistent with the Fund's inception date, June 1, 1998. But because investment returns are normally evaluated over calendar periods, the Fund has issued calendar period reports in addition to required fiscal period reports. In order to keep the administrative costs of the Fund to a minimum, we are evaluating a change to make the fiscal year of the Fund a calendar year and eliminate some duplicate reporting. We will provide more details on this subject in future reports.

POLARIS GLOBAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
MAY 31, 2000 (continued)
--------------------------------------------------------------------------------

The forthcoming calendar quarter report as of June 30, 2000 includes additional analyses on the Fund's performance. You may also visit the Fund's Website, which includes quarterly reports, the current prospectus and application forms, IRA documents, analyses of the Fund, current comments and other information. You may also use the home page to contact the Fund's distributor or portfolio manager via electronic mail. The site is located at http://www.polarisfund.com or you may connect from the Polaris Capital home page at http://www.polariscapital.com.

If you have any questions or need additional information, please feel free to call Forum Fund Services, LLC, the Fund's distributor, at (888) 263-5594.

                                               Sincerely,

                                               /s/ Bernard R. Horn, Jr.
                                               Bernard R. Horn, Jr.

                                               Portfolio Manager

*RESULTS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. During the period, certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. Additional performance figures for the Fund can be found in the Performance Chart & Analysis section of this report. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Total returns include reinvestment of dividends and capital gain distributions.

The MSCI World Index ("MSCI") measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The MSCI is unmanaged and does include the reinvestment of dividends, net of withholding taxes. It is not possible to invest in any index.

The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets. Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets.

The views in this report were those of the fund manager as of May 31, 2000, and may not reflect the views of the manager on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice.

POLARIS GLOBAL VALUE FUND
PERFORMANCE CHART & ANALYSIS
MAY 31, 2000
--------------------------------------------------------------------------------

The following chart compares changes in the value of a $10,000 investment in Polaris Global Value Fund (the "Fund"), including reinvested dividends and distributions, to the performance of the Morgan Stanley Capital International World Index ("MSCI"). The MSCI measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The MSCI is unmanaged and its performance reflects the reinvestment of dividends. It is important to keep in mind that the MSCI excludes the effect of any expenses which have been deducted from the Fund's return. It is not possible to invest directly in any index. Performance information presented here represents only past performance and does not necessarily indicate future results.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                                                                                Five
    Average Annual Total Return as of 5/31/00                     One Year      Year       Ten Year
    -----------------------------------------                     --------    ---------    --------
Polaris Global Value Fund                                            4.37%      14.18%       11.75%
MSCI                                                                13.60%      16.29%       11.55%

Investment Value on 5/31/00
Polaris Global Value Fund                             $ 30,379
MSCI                                                  $ 29,823

[EDGAR Representation of Bar Chart]

                   POLARIS GLOBAL VALUE FUND                     MSCI
                   -------------------------                     ----
5/31/90                      10000                              10000
6/30/90                      10252                               9926
7/31/90                      10158                              10013
8/31/90                       9492                               9073
9/30/90                       8760                               8113
10/31/90                      9113                               8868
11/30/90                      9111                               8719
12/31/90                      8886                               8898
1/31/91                       9250                               9221
2/28/91                       9567                              10071
3/31/91                       9466                               9771
4/30/91                       9704                               9844
5/31/91                      10049                              10064
6/30/91                       9672                               9440
7/31/91                       9950                               9883
8/31/91                      10073                               9848
9/30/91                      10342                              10104
10/31/91                     10307                              10264
11/30/91                      9900                               9814
12/31/91                     10413                              10525
1/31/92                      10828                              10327
2/29/92                      11282                              10146
3/31/92                      10793                               9665
4/30/92                      11330                               9797
5/31/92                      11587                              10183
6/30/92                      11273                               9839
7/31/92                      11026                               9861
8/31/92                      10826                              10097
9/30/92                      10763                              10001
10/31/92                     10606                               9727
11/30/92                     11071                               9898
12/31/92                     11431                               9975
1/31/93                      11425                              10006
2/28/93                      11343                              10240
3/31/93                      11953                              10830
4/30/93                      11968                              11329
5/31/93                      12342                              11587
6/30/93                      12161                              11487
7/31/93                      12467                              11721
8/31/93                      13060                              12255
9/30/93                      13067                              12026
10/31/93                     13758                              12354
11/30/93                     13397                              11653
12/31/93                     14369                              12220
1/31/94                      14960                              13023
2/28/94                      14656                              12852
3/31/94                      13953                              12295
4/30/94                      13873                              12672
5/31/94                      14033                              12702
6/30/94                      13913                              12663
7/31/94                      14419                              12901
8/31/94                      14828                              13287
9/30/94                      14309                              12935
10/31/94                     14473                              13300
11/30/94                     13925                              12720
12/31/94                     13970                              12840
1/31/95                      13795                              12644
2/28/95                      14289                              12826
3/31/95                      14723                              13441
4/30/95                      15383                              13906
5/31/95                      15652                              14022
6/30/95                      16422                              14014
7/31/95                      17227                              14712
8/31/95                      17428                              14381
9/30/95                      18151                              14797
10/31/95                     18044                              14561
11/30/95                     18371                              15063
12/31/95                     18415                              15501
1/31/96                      18292                              15778
2/29/96                      18612                              15871
3/31/96                      18822                              16132
4/30/96                      19763                              16508
5/31/96                      20313                              16518
6/30/96                      20101                              16599
7/31/96                      19297                              16009
8/31/96                      20092                              16189
9/30/96                      20860                              16820
10/31/96                     20966                              16934
11/30/96                     22390                              17880
12/31/96                     22712                              17590
1/31/97                      23784                              17799
2/28/97                      23820                              18000
3/31/97                      23660                              17641
4/30/97                      24399                              18214
5/31/97                      26431                              19335
6/30/97                      28500                              20296
7/31/97                      31086                              21227
8/31/97                      30535                              19804
9/30/97                      32682                              20876
10/31/97                     30669                              19774
11/30/97                     30246                              20121
12/31/97                     30560                              20363
1/31/98                      30539                              20927
2/28/98                      32151                              22339
3/31/98                      33222                              23279
4/30/98                      33989                              23503
5/31/98                      33058                              23205
6/30/98                      31669                              23752
7/31/98                      31273                              23710
8/31/98                      25157                              20545
9/30/98                      25322                              20905
10/31/98                     26810                              22791
11/30/98                     28198                              24143
12/31/98                     27855                              25319
1/31/99                      27078                              25869
2/28/99                      26571                              25178
3/31/99                      26773                              26222
4/30/99                      30357                              27252
5/31/99                      29106                              26253
6/30/99                      31236                              27473
7/31/99                      31844                              27387
8/31/99                      31709                              27335
9/30/99                      30458                              27066
10/31/99                     31033                              28469
11/30/99                     30796                              29267
12/31/99                     32452                              31632
1/31/00                      31179                              29817
2/29/00                      29505                              29894
3/31/00                      31033                              31956
4/30/00                      30560                              30601
5/31/00                      30379                              29823

Prior to June 1, 1998, Polaris Capital Management, Inc. managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. On June 1, 1998, the limited partnership reorganized into the Fund. The performance for the Fund includes the performance of the predecessor limited partnership. For periods prior to June 1, 1998, the performance figures include the expenses for the limited partnership. For all periods except "Since Inception", had the Fund's first year estimated expenses been used, the performance would have been lower. The limited partnership was neither registered under the Investment Company Act of 1940, as amended ("1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have had an adverse affect on its performance.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

COMMON STOCK (98.3%)

Shares          Security Description             Value
-------  -----------------------------------  -----------
BUILDING AND CONSTRUCTION (7.7%)
 57,000  Barratt Developments PLC             $   195,955
100,000  Beazer Group PLC                         186,838
 41,000  Bellway PLC                              156,271
179,000  Countryside Properties PLC               307,684
118,000  Crest Nicholson PLC                      218,705
 23,854  Koninklijke Boskalis Westminster NV      408,157
                                              -----------
                                                1,473,610
                                              -----------
BUSINESS SERVICES (1.3%)
 10,543  Cendant Corp.+                           139,695
  4,046  Sabre Holdings Corp.+                    116,323
                                              -----------
                                                  256,018
                                              -----------
CHEMICALS AND ALLIED PRODUCTS (2.0%)
  1,400  Methanex Corp.+                            3,937
135,600  Methanex Corp.+                          372,117
                                              -----------
                                                  376,054
                                              -----------
COMMUNICATIONS (6.4%)
  6,500  BellSouth Corp.                          303,469
  4,400  GTE Corp.                                278,300
  7,100  SBC Communications, Inc.                 310,181
122,000  Total Access Communication Public        328,180
         Co. Ltd.+
                                              -----------
                                                1,220,130
                                              -----------
CONSUMER GOODS (7.7%)
  1,150  Christian Dior SA                        261,297
 76,369  Fedders Corp. A Shares                   429,576
 33,000  Kesko Oyj                                327,773
140,218  VTech Holdings Ltd.                      466,973
                                              -----------
                                                1,485,619
                                              -----------
ELECTRONICS AND ELECTRICAL EQUIPMENT (14.0%)
 15,400  Arisawa Manufacturing Co. Ltd.           400,464
 13,584  Draka Holding NV                         797,447
  4,790  Intel Corp.                              596,954
  9,000  Samsung Display Devices Co.              342,630
  1,400  Samsung Electronics Co.                  381,762
114,850  WPI Group, Inc.+                         157,919
                                              -----------
                                                2,677,176
                                              -----------
FINANCIAL INSTITUTIONS (24.4%)
 25,900  Abington Bancorp, Inc.                   239,575
 16,400  ABN AMRO Holding NV                      372,632
 16,100  American Bank of Connecticut             315,963
 56,000  Banca Popolare di Milano                 362,505
 28,200  Banco Bilbao Vizcaya Argentina, SA       392,293
 20,812  Banknorth Group, Inc.                    290,067
  4,600  BNP Paribas                              412,742
 20,100  BostonFed Bancorp, Inc.                  263,812
 90,400  Charter Pacific Bank+                    226,000
 20,500  Hawthorne Financial Corp.+               169,125
 34,000  Horizon Bank & Trust Co.+                204,000
 31,000  Ipswich Bancshares, Inc.                 242,671
 13,000  MECH Financial, Inc.                     450,125
 15,616  North Valley Bancorp                     154,208
357,000  Sanlam Ltd.                              385,959
 24,900  Warren Bancorp, Inc.                     188,306
                                              -----------
                                                4,669,983
                                              -----------
FOOD AND BEVERAGES (0.2%)
179,750  Crean (James) PLC+                        46,676
                                              -----------

Shares          Security Description             Value
-------  -----------------------------------  -----------
GENERAL MERCHANDISE STORES (2.6%)
 13,700  Sears, Roebuck & Co.                 $   506,044
                                              -----------
INDUSTRIALS (6.2%)
  9,000  Cohu, Inc.                               316,125
  8,100  Kone Oyj B Shares                        488,354
 18,900  Walter AG                                376,852
                                              -----------
                                                1,181,331
                                              -----------
METALS AND MINING (6.9%)
 77,650  Palabora Mining Co.                      339,474
  6,700  Phelps Dodge Corp.                       300,663
 52,100  RTI International Metals+                677,300
                                              -----------
                                                1,317,437
                                              -----------
MISCELLANEOUS MANUFACTURING
  INDUSTRIES (1.6%)
 13,700  RHI AG                                   313,571
                                              -----------
OTHER (0.0%)
 37,500  Utopia+#                                      --
                                              -----------
PAPER AND FOREST PRODUCTS (2.9%)
 74,700  Sappi Ltd                                557,702
                                              -----------
TEXTILES (1.8%)
  8,800  Gamma Holding NV                         339,505
                                              -----------
TIRES (2.8%)
 16,400  Continental AG                           302,668
 95,000  Pirelli SpA                              242,285
                                              -----------
                                                  544,953
                                              -----------
TRANSPORTATION (2.7%)
  5,600  AMR Corp.+                               159,600
     61  East Japan Railway Co.                   347,843
                                              -----------
                                                  507,443
                                              -----------
TRANSPORTATION EQUIPMENT (1.7%)
  6,600  Ford Motor Co.                           320,513
                                              -----------
UTILITIES -- ELECTRIC, GAS AND SANITARY
  SERVICES (5.4%)
  6,600  Montana Power Co.                        249,562
  9,600  TXU Corporation                          343,200
 21,600  Union Electrica Fenosa SA                447,715
                                              -----------
                                                1,040,477
                                              -----------
Total Common Stock (cost $18,762,574)         $18,834,241
                                              -----------
SHORT-TERM INVESTMENTS (1.7%)

Principal
 Amount
---------  ----------------------------------  -----------
 321,323   BT Trust Institutional Cash         $   321,323
           Management Fund
   1,116   Stoneham Savings Bank, 5.51%,             1,116
           02/28/01
                                               -----------
                                                   322,439
                                               -----------
Total Short-Term Investments (cost $322,439)       322,439
                                               -----------
Total Investments (100.0%) (cost $19,085,013)  $19,156,680
                                               ===========

------------------------------------------
+ Non-income producing security.
# Security valued at fair market value as determined by the Board of Trustees.

See Notes to Financial Statements.      4

POLARIS GLOBAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
  Investments (Note 2):
    Investments, at cost....................................  $   19,085,013
    Net unrealized appreciation.............................          71,667
                                                              --------------
  Total investments, at value...............................      19,156,680
  Foreign currency..........................................          49,727
  Interest, dividends and other receivables.................          95,884
  Organization costs, net of amortization (Note 2)..........          25,333
                                                              --------------
Total Assets................................................      19,327,624
                                                              --------------

LIABILITIES
  Payable to adviser (Note 3)...............................          15,284
  Payable to other related parties (Note 3).................           3,333
  Accrued expenses and other liabilities....................          41,928
                                                              --------------
Total Liabilities...........................................          60,545
                                                              --------------
NET ASSETS..................................................  $   19,267,079
                                                              ==============

COMPONENTS OF NET ASSETS
  Paid-in capital...........................................  $   18,219,297
  Undistributed net investment income.......................          50,924
  Net realized gain on investments and foreign currency
    transactions............................................         928,513
  Unrealized appreciation of investments and foreign
    currency transactions...................................          68,345
                                                              --------------

NET ASSETS..................................................  $   19,267,079
                                                              ==============

SHARES OF BENEFICIAL INTEREST...............................       2,307,373

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE...........................................  $         8.35

See Notes to Financial Statements.      5

POLARIS GLOBAL VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income...........................................  $      462,090
  Interest income...........................................          37,052
                                                              --------------
Total Investment Income.....................................         499,142
                                                              --------------

EXPENSES
  Investment advisory (Note 3)..............................         203,601
  Administration (Note 3)...................................          40,000
  Transfer agent (Note 3)...................................          28,658
  Custody (Note 3)..........................................          20,965
  Accounting (Note 3).......................................          45,200
  Audit.....................................................          25,400
  Legal.....................................................          13,759
  Trustees..................................................           1,149
  Compliance................................................          13,122
  Pricing...................................................          10,286
  Reporting.................................................          18,484
  Amortization of organization costs (Note 2)...............           8,000
  Miscellaneous.............................................           3,604
                                                              --------------
Total Expenses..............................................         432,228
    Fees waived (Note 5)....................................         (75,023)
                                                              --------------
Net Expenses................................................         357,205
                                                              --------------

NET INVESTMENT INCOME.......................................         141,937
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments..........................       1,865,349
  Net realized loss on foreign currency transactions........          (2,507)
                                                              --------------
Net Realized Gain on Investments and Foreign Currency
  Transactions..............................................       1,862,842
                                                              --------------

  Net change in unrealized depreciation of investments......      (1,196,649)
  Net change in unrealized depreciation of foreign currency
    transactions............................................          (1,283)
                                                              --------------
Net Unrealized Depreciation of Investments and Foreign
  Currency Transactions.....................................      (1,197,932)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................         664,910
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $      806,847
                                                              ==============

See Notes to Financial Statements.      6

POLARIS GLOBAL VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED MAY 31, 1999 AND 2000
--------------------------------------------------------------------------------


NET ASSETS, Beginning of Period............    $19,387,580       $        --
                                               -----------       -----------

OPERATIONS
  Net investment income....................        141,937           127,999
  Net realized gain on investments and
    foreign currency transactions..........      1,862,842           725,289
  Net change in unrealized depreciation on
    investments and foreign currency
    transactions...........................     (1,197,932)       (3,707,306)
                                               -----------       -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations................        806,847        (2,854,018)
                                               -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income....................       (718,254)          (90,111)
  Net realized gain on investments.........       (732,166)         (338,099)
                                               -----------       -----------
Total Distributions to Shareholders........     (1,450,420)         (428,210)
                                               -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares...........................      2,013,491         3,797,127
  Transactions due to acquisition
   (Note 6)................................             --        21,861,590
  Reinvestment of distributions............      1,443,663           427,279
  Redemption of shares.....................     (2,934,082)       (3,416,188)
                                               -----------       -----------
Net Increase from Capital Transactions.....        523,072        22,669,808
                                               -----------       -----------
Net Increase (Decrease) in Net Assets......       (120,501)       19,387,580
                                               -----------       -----------

NET ASSETS, End of Period (A)..............    $19,267,079       $19,387,580
                                               ===========       ===========
SHARE TRANSACTIONS
  Sale of shares...........................        223,775           429,321
  Transactions due to acquisition
   (Note 6)................................             --         2,186,159
  Reinvestment of distributions............        164,837            53,323
  Redemption of shares.....................       (333,041)         (417,001)
                                               -----------       -----------
Net Increase in Shares.....................         55,571         2,251,802
                                               ===========       ===========

(A) Undistributed net investment income....    $    50,933       $    28,625
                                               ===========       ===========

See Notes to Financial Statements.      7

POLARIS GLOBAL VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period:

                                                 Year Ended          Year Ended
                                                May 31, 2000        May 31, 1999
                                                                      (Note 1)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD..........    $  8.61              $ 10.00
                                                  -------              -------
INVESTMENT OPERATIONS
  Net investment income.......................       0.07                 0.06
  Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..............................       0.32                (1.27)
                                                  -------              -------
Total from Investment Operations..............       0.39                (1.21)
                                                  -------              -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.......................      (0.31)               (0.04)
  Net realized gain on investments and foreign
    currency transactions.....................      (0.34)               (0.14)
                                                  -------              -------
Total distributions to shareholders...........      (0.65)               (0.18)
                                                  -------              -------
NET ASSET VALUE, END OF PERIOD................    $  8.35              $  8.61
                                                  =======              =======
TOTAL RETURN..................................      4.37%               (11.95)%

RATIO/SUPPLEMENTARY DATA
Net assets at end of period (000's omitted)...    $19,267              $19,388
Ratios to average net assets
  Expenses....................................      1.75%                1.75%
  Expenses, excluding waiver of fees..........      2.12%                2.06%
  Net investment income.......................      0.70%                0.63%

PORTFOLIO TURNOVER RATE.......................        38%                  51%

See Notes to Financial Statements.       8

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to Polaris Global Value Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on June 1, 1998 after it acquired the net assets of Global Limited Partnership (the "Partnership"), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989 and ceased operations on May 31, 1998. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION -- On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked-to-market to recognize any gain or loss on the transaction.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on trade date. Generally, dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain or loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to

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POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

REPURCHASE AGREEMENTS -- The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with federal applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS -- Costs incurred by the Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES -- The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION -- The Trust is comprised of 19 active fund series, and it accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
         PARTIES

INVESTMENT ADVISER -- The investment adviser to the Fund is Polaris Capital Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the average daily net assets of the Fund.

ADMINISTRATOR -- The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.10% of the first $150 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $150 million, subject to a $40,000 minimum.

CUSTODY -- Forum Trust, LLC serves as the Trust's custodian and may employ subcustodians to provide custody of a Fund's domestic and foreign assets. For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual global custody fee as well as certain other transaction fees.

TRANSFER AGENT -- The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $24,000, plus certain shareholder account fees.

SHAREHOLDER SERVICE AGENT -- The Trust has adopted a shareholder servicing plan (the "Plan") with respect to the Fund under which FAdS is authorized to enter into shareholder service agreements with financial institutions and other persons who provide services for and maintain shareholder accounts as set forth in the Plan. Under the Plan, the Trust, through FAdS, pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned

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POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

by investors for which the shareholder servicing agent maintained a servicing relationship. There was no shareholder servicing fee as of May 31, 2000.

DISTRIBUTOR -- Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. FFS receives no compensation for its distribution services. Prior to October 1, 1999, Forum Financial Services, Inc. provided distribution services to the Fund for which it received no fee.

OTHER SERVICE PROVIDER -- Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000, plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions made by the Fund.

NOTE 4.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, totaled $7,438,893 and $8,757,877 respectively, for the year ended May 31, 2000.

For federal income tax purposes, the tax basis of investment securities owned as of May 31, 2000, was $19,085,013, and the net unrealized appreciation of investment securities was $71,667. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $3,450,711, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $3,379,044.

NOTE 5.  WAIVER OF FEES

The Adviser voluntarily waived fees of $75,023 for the year ended May 31, 2000.

NOTE 6.  ACQUISITION OF FUNDS

As of June 1, 1998, Polaris Global Value Fund acquired all the net assets of the Partnership. The Partnership's net assets and unrealized gain immediately prior to acquisition were $21,861,590 and $4,973,583, respectively. The shares issued as a result of the acquisition amounted to 2,186,159.

The net assets of Polaris Global Value Fund immediately after the acquisition were $21,861,590.

NOTE 7. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

SPECIAL 2000 TAX INFORMATION

The Fund intends to elect to pass through to it shareholders the credit for taxes paid in foreign countries during its fiscal year ended May 31, 2000. In accordance with the current tax laws, the foreign income and foreign tax per share (for a share outstanding May 31, 2000) is as follows:

       COUNTRY         DIVIDENDS   FOREIGN TAX
       -------         ---------   -----------
Austria..............   $0.0105      $0.0016
Finland..............   $0.0241      $0.0036
France...............   $0.0103      $0.0021
Germany..............   $0.0097      $0.0010
Holland..............   $0.0032      $0.0005
Hong Kong............   $0.0075      $0.0000
Ireland..............   $0.0004      $0.0000

       COUNTRY         DIVIDENDS   FOREIGN TAX
       -------         ---------   -----------

Italy................   $0.0077      $0.0012
Japan................   $0.0030      $0.0005
Netherlands..........   $0.0251      $0.0038
South Africa.........   $0.0186      $0.0000
Spain................   $0.0096      $0.0014
United Kingdom.......   $0.0251      $0.0025
                        -------      -------
                        $0.1548      $0.0182
                        =======      =======

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POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

The dividend pass through of foreign tax credit will affect only those shareholders of the Fund who are holders on the dividend record date in December 2000. Accordingly, shareholders will receive more detailed information along with their form 1099-DIV in January 2001.

INCOME DIVIDENDS -- All the income and any short-term capital gain dividends paid by the Fund were ordinary income for federal income tax purposes.

CAPITAL GAIN DIVIDENDS -- The Fund declared long-term capital gain dividends of $458,529 for the fiscal year ended May 31, 2000.

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POLARIS GLOBAL VALUE FUND
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders,
  Polaris Global Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Polaris Global Value Fund, (the "Fund") (a series of Forum Funds (the "Trust")) as of May 31, 2000, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the years ended May 31, 2000 and 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, and the results of its operations, the changes in net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 7, 2000

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POLARIS GLOBAL VALUE FUND

                               INVESTMENT ADVISER
                        Polaris Capital Management, Inc.
                               125 Summer Street
                                Boston, MA 02110

                                  DISTRIBUTOR
                           Forum Funds Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                 TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

             This report is for the information of the shareholders
                       of the Polaris Global Value Fund.
                 Its use in connection with any offering of the
               Fund's shares is authorized only when preceded or
                 accompanied by the Fund's current prospectus.

                                 ANNUAL REPORT
                                  May 31, 2000

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